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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended 03/31/2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

London Pacific Advisors, Inc.
Name of Institutional Investment Manager

1755 Creekside Oaks Drive, Suite 290, Sacramento            CA             95833
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

David L. Ruff               Chief Investment Officer              (916) 561-2434
Name                               (Title)                            (Phone)


                                             /s/ David L. Ruff
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Sacramento, CA      April 12, 2001
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         64

Form 13F Information Table Value Total:    $85,421
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                            London Pacific Adivisors
                                    FORM 13F
                                 March 31, 2001
                                INFORMATION TABLE


                                                                  FORM 13F INFORMATION TABLE                   VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER          ----------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------  --------   ----   --------  --------
ABN Amro Hldg NV ADR           COM              000937102     2347 127889.613 SH       SOLE                               127889.613
AOL Time Warner Inc            COM              00184A105     2519 62739.768  SH       SOLE                                62739.768
Alcoa Inc                      COM              013817101     3045 84710.916  SH       SOLE                                84710.916
American Exp Corp              COM              025816109     2493 60374.428  SH       SOLE                                60374.428
American Power Conversion      COM              029066107      260 20203.000  SH       SOLE                                20203.000
Apollo Group Inc Cl A          COM              037604105      446 13592.003  SH       SOLE                                13592.003
Apple Computer Inc             COM              037833100      376 17040.000  SH       SOLE                                17040.000
Applera Corp Applied Biosystem COM              038020103      835 30081.260  SH       SOLE                                30081.260
BJs Wholesale Club Inc         COM              05548J106      213 4455.000   SH       SOLE                                 4455.000
Bank of America Corp           COM              060505104      233 4260.000   SH       SOLE                                 4260.000
Bank of New York Inc           COM              064057102     3105 63059.160  SH       SOLE                                63059.160
Biogen Inc                     COM              090597105      301 4758.000   SH       SOLE                                 4758.000
Bristol Myers Squibb           COM              110122108     2655 44699.212  SH       SOLE                                44699.212
Capital One Finl Corp          COM              14040H105      357 6438.000   SH       SOLE                                 6438.000
Citigroup                      COM              172967101     2901 64504.290  SH       SOLE                                64504.290
City Natl Corp                 COM              178566105      351 9127.000   SH       SOLE                                 9127.000
Computer Assoc Intl Inc        COM              204912109     1674 61553.369  SH       SOLE                                61553.369
Corning Inc                    COM              219350105     1753 84741.803  SH       SOLE                                84741.803
Costco Co Inc                  COM              22160Q102     2988 76125.000  SH       SOLE                                76125.000
Dana Corp                      COM              235811106      178 10385.000  SH       SOLE                                10385.000
Dell Computer Corp             COM              247025109     2274 88522.000  SH       SOLE                                88522.000
Drexler Technology             COM                             197 15855.000  SH       SOLE                                15855.000
Ericsson L M Tel Co ADR Cl B   COM              294821400       84 15015.000  SH       SOLE                                15015.000
Estee Lauder                   COM              518439104     2427 66633.204  SH       SOLE                                66633.204
Exxon Mobil Corp               COM              30231G102     2544 31411.992  SH       SOLE                                31411.992
Gehl Co                        COM              368483103      248 16682.000  SH       SOLE                                16682.000
General Electric Co            COM              369604103      503 12007.000  SH       SOLE                                12007.000
HSBC Hldgs Plc Spons ADR       COM              404280406     1921 32205.000  SH       SOLE                                32205.000
Ims Health                     COM              449934108      418 16778.000  SH       SOLE                                16778.000
Intel Corp                     COM              458140100     2242 85224.779  SH       SOLE                                85224.779
Koninklijke Ahold NV           COM              500467303     2694 86772.992  SH       SOLE                                86772.992
Martin Marietta Materials      COM              573284106      302 7082.000   SH       SOLE                                 7082.000
Maytag Corp                    COM              578592107      273 8450.000   SH       SOLE                                 8450.000
McCormick & Co Inc Non-Vote    COM              579780206      390 9295.000   SH       SOLE                                 9295.000
Merck & Co Inc                 COM              589331107     2662 35073.359  SH       SOLE                                35073.359
Merrill Lynch Company Inc      COM              590188108     1972 35591.492  SH       SOLE                                35591.492
Microsoft Corp                 COM              594918104     2588 47323.000  SH       SOLE                                47323.000
Morgan Stanley Dean Witter     COM              617446448      206 3845.000   SH       SOLE                                 3845.000
Nestle S A Spons Adr           COM              641069406     2965 28298.000  SH       SOLE                                28298.000
Nokia Corp Adr                 COM              654902204     1916 79827.000  SH       SOLE                                79827.000
Oracle Corp                    COM              68389X105      857 57213.000  SH       SOLE                                57213.000
Oxford Health Plans            COM              691471106      390 14562.000  SH       SOLE                                14562.000
Paychex Inc                    COM              704326107      217 5845.000   SH       SOLE                                 5845.000
Pfizer Inc                     COM              717081103     4054 98992.814  SH       SOLE                                98992.814
Platforms Wireless             COM              72765a101        2 16900.000  SH       SOLE                                16900.000
Procter & Gamble               COM              742718109     2426 38761.902  SH       SOLE                                38761.902
Progress Software              COM              743312100      259 17890.000  SH       SOLE                                17890.000
Regions Financial Corp         COM              758940100      208 7330.000   SH       SOLE                                 7330.000
S & P Mid Cap 400 Dep Rcpts    COM              595635103     1136 13462.000  SH       SOLE                                13462.000
S&P Dep Rec Unit Ser 1         COM              78462F103      579 4958.252   SH       SOLE                                 4958.252
Sabre Grp Hldgs                COM              785905100      450 9757.000   SH       SOLE                                 9757.000
Siemens AG - Unsponsored ADR   COM              826197402     2728 26673.000  SH       SOLE                                26673.000
Sony Corp Adr                  COM              835699307     2298 31809.209  SH       SOLE                                31809.209
Southwest Airlines Co          COM              844741108      353 19884.005  SH       SOLE                                19884.005
Sungard Data Sys Inc           COM              867363103      395 8027.000   SH       SOLE                                 8027.000
Synopsys Inc                   COM              871607107      327 6977.000   SH       SOLE                                 6977.000
T Rowe Price Group             COM              74144T108      246 7865.000   SH       SOLE                                 7865.000
Tiffany & Co                   COM              886547108      249 9120.000   SH       SOLE                                 9120.000
Varco International            COM              922126107      361 17465.002  SH       SOLE                                17465.002
Visx Intl                      COM                             184 10731.000  SH       SOLE                                10731.000
Vivendi Universal              COM              92851S204     2152 35477.000  SH       SOLE                                35477.000
Vodafone Grp Plc Adr           COM              92857T107     2111 77765.631  SH       SOLE                                77765.631
Wal-Mart Stores                COM              931142103     3112 61620.515  SH       SOLE                                61620.515
Worldcom Inc                   COM              98157d106     2467 131997.000 SH       SOLE                               131997.000